Debt (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 28, 2024
Debt Instrument [Line Items]
Share price						$ 12.00
Interest expense		$ 132	$ 102
Senior secured notes [Member]
Debt Instrument [Line Items]
Interest rate		15.00%
Share price		$ 8.50
Maturity date		Dec. 15, 2026
Secured debt		$ 1,311		$ 1,273
Interest expense		38
Convertible Promissory Notes [Member] | Purchase agreement [Member]
Debt Instrument [Line Items]
Interest expense		75
Number of conversion share converted	75,000,000
Conversion price	$ 0.04
Proceeds from conversion amount converted	$ 5,000
Debt issuance costs		$ 75
Effective interest rate		12.64%
Accrued interest				$ 3,227	$ 3,113
Amortization of debt issuance costs		$ 19
Convertible Promissory Notes [Member] | Purchase agreement [Member] | Accredited investors [Member]
Debt Instrument [Line Items]
Interest rate	10.00%
Number of warrant purchase	37,500,000
Proceeds from warrant	$ 3,000